CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating costs		$ 249,074,000		$ 113,479,000		$ 548,095,000	$ 237,483,000		$ 600,133,000	$ 258,598,000
Loss from operations		(248,919,000)		(113,420,000)		(547,712,000)	(237,416,000)		(599,227,000)	(257,934,000)
Other income (expense):
Change in fair value of derivative liabilities				(57,000)		(6,976,000)	(114,000)		(1,205,000)	(406,000)
Interest expense - amortization of debt discount		(30,000)		(1,000)		(35,000)	(10,000)		(64,000)	(8,547,000)
Other expense net		(12,802,000)		(3,893,000)		(461,957,000)	(9,552,000)		(120,341,000)	(19,400,000)
Loss before provision for income taxes		(261,721,000)		(117,313,000)		(1,009,669,000)	(246,968,000)		(719,568,000)	(277,334,000)
Provision for income taxes		(5,000)		28,000		(9,000)	100,000		188,000	(23,000)
Net loss		$ (261,726,000)		$ (117,285,000)		$ (1,009,678,000)	$ (246,868,000)		$ (719,380,000)	$ (277,357,000)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		13,728,639		8,319,168		13,042,653	8,117,746		9,389,540	7,789,421
Basic and diluted net loss per share, Non-redeemable common stock		$ (19.06)		$ (14.10)		$ (243.59)	$ (30.41)		$ (75.15)	$ (34.59)
Churchill Capital Corp IV
Operating costs	$ 1,000	$ 562,194				$ 3,652,018		$ 2,976,423
Loss from operations	(1,000)	(562,194)				(3,652,018)		(2,976,423)
Other income (expense):
Change in fair value of derivative liabilities		(587,379,256)			$ (51,980,500)	(1,399,753,658)		(58,778,500)
Interest expense - excess fair value of conversion liability						(56,191,636)
Interest expense - amortization of debt discount		(900,000)				(1,200,000)
Interest earned on marketable securities held in Trust Account		27,453				204,779		531,361
Unrealized gain on marketable securities held in Trust Account		(3,956)						4,645
Other expense net		(588,255,759)				(1,456,940,515)		(60,410,030)
Loss before provision for income taxes	(1,000)	(588,817,953)				(1,460,592,533)		(63,386,453)
Provision for income taxes		(1,962)				(25,540)		(81,422)
Net loss	$ (1,000)	$ (588,819,915)	$ (54,303,650)		$ (54,304,650)	$ (1,460,618,073)		$ (63,467,875)
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption		207,000,000	191,473,711		191,473,711	201,682,674		188,268,610
Basic and diluted net income per share, Class A common stock subject to redemption	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00		$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	45,000,000	51,750,000	59,043,747		54,862,784	58,496,884		62,139,949
Basic and diluted net loss per share, Non-redeemable common stock	$ 0.00	$ (11.38)	$ (0.92)		$ (0.99)	$ (24.97)		$ (1.02)